Assets held for sale (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Assets held for sale
Total assets held for sale	€ 1,256	€ 1,257
Indus Towers
Assets held for sale
Total assets held for sale	€ 1,256	€ 1,257
Indus Towers | Investments in associates and joint ventures
Assets held for sale
Ownership interest in joint venture	28.10%	28.10%
Total assets held for sale	€ 1,256	€ 1,257